Financial Risk Management_Interest Rate Value At Risk(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Kookmin Bank
Interest Rate Value At Risk Line Items [Line Items]
Interest Rate Value At Risk		₩ 168,282
KB Securities Co., Ltd.
Interest Rate Value At Risk Line Items [Line Items]
Interest Rate Value At Risk	₩ 20,605	23,004
KB Insurance Co., Ltd.
Interest Rate Value At Risk Line Items [Line Items]
Interest Rate Value At Risk	345,292	270,507
KB Kookmin Card Co., Ltd.
Interest Rate Value At Risk Line Items [Line Items]
Interest Rate Value At Risk	49,878	27,894
KB Life Insurance Co., Ltd.
Interest Rate Value At Risk Line Items [Line Items]
Interest Rate Value At Risk	56,214	47,089
KB Savings Bank Co., Ltd.
Interest Rate Value At Risk Line Items [Line Items]
Interest Rate Value At Risk	6,510	8,760
KB Capital Co.,Ltd.
Interest Rate Value At Risk Line Items [Line Items]
Interest Rate Value At Risk	₩ 33,038	₩ 19,852